9. LONG-TERM LOAN: Schedule of Long-term Loan (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Long-term Loan

	December 31, 2021		December 31, 2020

Long-term loan	$ 2,524	€ 1,754	$ 10,638	€ 6,816
Less: current portion of long-term loan	2,524	1,754	7,900	5,062
	$ -	€ -	$ 2,738	€ 1,754

Payment schedule of long-term loan
Year 1	$ 2,572	€ 1,787	$ 8,370	€ 5,363
Year 2	-	-	2,789	1,787
	2,572	1,787	11,159	7,150
Less: imputed interest	31	21	446	286
Other fees	17	12	75	48
	$ 2,524	€ 1,754	$ 10,638	€ 6,816